Preferred Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred Stock

(10) Preferred Stock

In August 2019, the Corporation’s Certificate of Incorporation was amended to authorize the Corporation to issue 50,000,000 shares of preferred stock, of which 6,615,000 shares are designated as Series A preferred stock, 2,525,800 shares are designated as series A-1 preferred stock, 4,039,963 shares are designated as series A-2 preferred stock, 3,333,333 shares are designated as series A-2A preferred stock, and 8,571,429 shares are designated as series B preferred stock. The carrying value of Series A preferred stock is $1 per share, Series A-1 $1.88 per share, Series A-2 & A-2A $3.00 per share, and Series B $3.50 per share.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

The preferred stock is entitled to receive noncumulative dividends in preference to any dividend on the common stock when, as, and if declared by the Corporation’s board of directors. The holders of the preferred stock also are entitled to participate pro rata in any dividends paid on the common stock on an as-if-converted basis.

Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock that it could be converted into. As long as there are 8,000,000 shares of preferred stock outstanding, the vote or written consent of the holder of the majority of the outstanding preferred stock (all series voting as a single class) is required to approve any amendment of the certificate of incorporation that changes voting, preferences or privileges or restrictions of the preferred stock.

In the event of liquidation or winding up of the Corporation, the preferred stockholders also are entitled to receive in preference to the holders of the common stock the greater of: a) a per share amount equal to their respective original purchase price plus any declared but unpaid dividends (the “Liquidation Preference”); or b) the amount to be paid on the common stock on an as-if-converted basis. The remaining assets would be distributed to the common stockholders.

The holders of preferred stock have the right to convert the preferred stock into common stock, at any time, utilizing the then- effective conversion rate. The effective conversion rate as of December 31, 2020 and 2019 was 1:1. All preferred shares are automatically converted into common shares utilizing the then effective preferred conversion rate upon: a) the closing of the Corporation’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, covering the sale of the Corporation’s common stock if gross proceeds are at least $20,000,000 and the Corporation’s shares have been listed on a stock exchange, as defined; or b) the election of the holders of a majority of the outstanding shares of preferred stock.

With any change of control of the Corporation or financing, the preferred stockholders must approve through majority vote any such change in control or financing event approved by the board of directors or the majority of the common stockholders. The preferred stock contains certain anti-dilution provisions, as defined.

In addition to the rights described above, series A-2A preferred stock was redeemable at a price equal to $5 per preferred share at the option of the investor at any time during the redemption period, which was scheduled to commence in August 2022 and end in August 2023. As a result of the redemption feature, the Corporation classified the series A-2A preferred stock as mezzanine equity as of December 31, 2019. However, the redemption feature was terminated during 2020, and the series A-2A preferred stock was reclassified from mezzanine equity to permanent equity.

In 2019, 1,236,786 shares of series B preferred stock were sold in a private offering with gross proceeds of $4,328,752. In 2020, 2,853,754 shares of series B preferred stock were sold in a private offering with gross proceeds of $9,988,155. The debt issuance costs associated with the offering of the preferred stock were $87,949 in 2020 and $23,852 in 2019. The series B preferred stock bears all of the same rights described above, with the exception of the additional rights for the series A-2A preferred stock.